Trade and other receivables	6 Months Ended
Jun. 30, 2023
Trade and other receivables.
Trade and other receivables

12.Trade and other receivables

	30 June	31 December	1 January
US$ thousand	2023	2022	2022
Indirect tax receivable	2,299	—	—
Other receivables	6	53	—
Trade receivable due from related parties containing provisional pricing feature	18,576	—	—
	20,881	53	—

Trade receivable due from related parties are subject to provisional pricing feature of the Group’s revenue contracts.

The average credit period on sale of goods on credit is 14 days.

Information about the Group’s exposure to credit and market risks is included in Note 21.